Note 9 - Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	2020
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding January 1, 2020	—	$—
Granted	289,013	12.11
Vested	—	—
Forfeited	—	—
Outstanding September 30, 2020	289,013	$12.11